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TIAA-CREF Large-Cap Growth Fund (Prospectus Summary) | TIAA-CREF Large-Cap Growth Fund
TIAA-CREF Large-Cap Growth Fund
Investment objective
The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.
Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - TIAA-CREF Large-Cap Growth Fund (Prospectus Summary) - TIAA-CREF Large-Cap Growth Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Maximum sales charge imposed on purchases (percentage of offering price)	none	none	none	none	none	none
Maximum deferred sales charge	none	none	none	none	none	none
Maximum sales charge imposed on reinvested dividends and other distributions	none	none	none	none	none	none
Redemption or exchange fee	none	none	none	none	none	none
Account maintenance fee (annual fee on accounts under $2,000)	none	none	none	none	$ 15.00	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TIAA-CREF Large-Cap Growth Fund (Prospectus Summary) - TIAA-CREF Large-Cap Growth Fund		Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Management fees		0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution (Rule 12b-1) fees		none	none	0.15%	none	0.25%	none
Other expenses		0.02%	0.09%	0.02%	0.27%	0.06%	0.02%
Total annual Fund operating expenses		0.41%	0.48%	0.56%	0.66%	0.70%	0.41%
Waivers and expense reimbursements	[1]	none	none	none	none	none	(0.41%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.41%	0.48%	0.56%	0.66%	0.70%	none
[1]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.52% of average daily net assets for Institutional Class shares; (ii) 0.67% of average daily net assets for Advisor Class shares; (iii) 0.67% of average daily net assets for Premier Class shares; (iv) 0.77% of average daily net assets for Retirement Class shares; (v) 0.91% of average daily net assets for Retail Class shares; and (vi) 0.52% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2022, unless changed with approval of the Board of Trustees.

[2]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TIAA-CREF Large-Cap Growth Fund (Prospectus Summary) - TIAA-CREF Large-Cap Growth Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
1 Year	$ 42	$ 49	$ 57	$ 67	$ 72	none
3 Years	132	154	179	211	224	none
5 Years	230	269	313	368	390	none
10 Years	$ 518	$ 604	$ 701	$ 822	$ 871	none

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2020, the Fund’s portfolio turnover rate was 143% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities. The Fund will invest primarily in large-cap equity securities that the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), believes present the opportunity for growth. For purposes of the Fund’s 80% investment policy, “large-cap” securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. Generally, these equity securities will be those of large capitalized companies in new and emerging areas of the economy and companies with distinctive products or promising markets. Advisors looks for companies that it believes have the potential for strong earnings and/or sales growth, or that appear to be mispriced based on current earnings, assets or growth prospects. The Fund may invest in large, well-known, established companies, particularly when Advisors believes that the companies offer new or innovative products, services or processes that may enhance their future earnings. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund also seeks to invest in companies expected to benefit from prospective acquisitions, reorganizations, corporate restructurings or other special situations. The Fund may invest up to 20% of its assets in foreign investments. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies.

The Fund’s benchmark index is the Russell 1000® Growth Index.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

•   Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

•   Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

•   Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

•   Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and lower overall liquidity than the stocks of larger, more established companies.

•   Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund’s portfolio investments.

•   Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks and may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock.

•   Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

•   Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.

•   Special Situation Risk—Stocks of companies involved in acquisitions, consolidations, tender offers or exchanges, takeovers, reorganizations, mergers and other special situations can involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

•   Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Advisor, Premier, Retirement, Retail and Class W classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2020, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org. For information on the effect of compensation paid to the Fund on performance, see the Financial highlights for the Fund in the non-summary portion of the Prospectus.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%) Large-Cap Growth Fund

Best quarter: 27.99%, for the quarter ended June 30, 2020. Worst quarter: -16.50%, for the quarter ended December 31, 2018.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2020
Average Annual Total Returns - TIAA-CREF Large-Cap Growth Fund (Prospectus Summary) - TIAA-CREF Large-Cap Growth Fund	Label	1 Year	5 Years		10 Years		Inception Date
Russell 1000® Growth Index	Russell 1000	38.49%	21.00%		17.21%
Institutional Class		44.24%	20.26%		17.64%		Mar. 31, 2006
Institutional Class | After Taxes on Distributions		32.58%	16.93%		15.20%
Institutional Class | After Taxes on Distributions and Sales		30.45%	15.58%		14.13%
Advisor Class		44.12%	20.19%		17.60%	[1]	Dec. 04, 2015
Premier Class		44.00%	20.08%		17.47%		Sep. 30, 2009
Retirement Class		43.81%	19.94%		17.33%		Mar. 31, 2006
Retail Class		43.75%	19.90%		17.25%		Mar. 31, 2006
Class W		44.74%	20.48%	[1]	17.75%	[1]	Sep. 28, 2018
[1]

The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.